Nature of Business and Basis of Presentation	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business and Basis of Presentation

The Company was originally incorporated under the name Mountain West Business Solutions, Inc. on August 31, 2006 in the State of Colorado. Until October 2009, the Company was operating as a business consultancy firm. Effective October 15, 2009, the Company acquired Sunshine Biopharma, Inc. in a transaction classified as a reverse acquisition. Sunshine Biopharma, Inc. was holding an exclusive license to a new anticancer drug bearing the laboratory name, Adva-27a. Upon completion of the reverse acquisition transaction, the Company changed its name to Sunshine Biopharma, Inc. and began operating as a pharmaceutical company focusing on the development the licensed Adva-27a anticancer drug.

In July 2014, the Company formed a wholly owned Canadian subsidiary, Sunshine Biopharma Canada Inc. (“Sunshine Canada”) for the purposes of offering generic pharmaceutical products in Canada and elsewhere around the world. Sunshine Canada has signed licensing agreements for four (4) generic prescription drugs for treatment of breast cancer, prostate cancer and BPH (Benign Prostatic Hyperplasia). Sunshine Canada is currently evaluating several other generic products for in-licensing and is working on securing a Drug Establishment License (“DEL”) and a Drug Identification Number (“DIN”) per product from Health Canada. Once the DEL and the DIN’s are secured, Sunshine Canada will begin its generic pharmaceuticals marketing and sales program in Canada and overseas.

On January 1, 2018 the Company acquired all of the issued and outstanding shares of Atlas Pharma Inc. (“Atlas”), a Canadian privately held company. The purchase price for the shares was Eight Hundred Forty Eight Thousand Dollars $848,000 Canadian ($684,697 US). The purchase price included a cash payment of $100,500 Canadian ($80,289 US), plus the issuance of 20,000,000 shares of the Company’s Common Stock valued at $246,000 or $0.0123 per share, and a promissory note in the principal amount of $450,000 Canadian ($358,407 US), with interest payable at the rate of 3% per annum. Atlas is a certified company dedicated to chemical analysis of pharmaceutical and other industrial samples. Atlas’ operations are authorized by a Drug Establishment License issued by Health Canada. Atlas is also registered with the FDA.

The Company has performed analysis of the fair market value of Atlas Pharma Inc. assets and liabilities. The following table summarizes the allocation of the purchase price as of the acquisition date:

Cash	$4,942
Accounts receivable	79,508
Prepaids	1,428
Property and equipment	62,990
Goodwill	673,646
Less: Liabilities assumed ($172,899 Canadian)	(137,817)
Total consideration	$684,697

While the agreement to acquire Atlas Pharma Inc. was signed effective January 1, 2018, there are several matters which are yet to be completed. In addition, as of the date of this report, the audit of Atlas Pharma Inc. has not been completed. As a result, various disclosures in this report may have to be updated. The updated information may differ and the difference may be material.

In March 2018, the Company formed NOX Pharmaceuticals, Inc., a wholly owned Colorado corporation and assigned all of the Company’s interest in the Adva27a anticancer drug to that company. NOX Pharmaceuticals Inc.’s mission is to research, develop and commercialize proprietary drugs including Adva-27a.

The financial statements represent the consolidated activity of Sunshine Biopharma, Inc., Sunshine Biopharma Canada Inc., Atlas Pharma Inc. and NOX Pharmaceuticals, Inc. (herein collectively referred to as the "Company").

The Company has been and continues to work on the development of its proprietary anticancer drug, Adva-27a. The next series of steps in the development of Adva-27a include (i) GMP-manufacturing of a 2-kilogram quantity of the drug, (ii) completing the requisite IND-enabling studies, and (iii) conducting Phase I clinical trials. In the preclinical studies, Adva-27a was shown to be effective at destroying multidrug resistant cancer cells including Pancreatic Cancer cells, Breast Cancer cells, Small-Cell Lung Cancer cells, and Uterine Sarcoma cells.

During the last three month period the Company has continued to raise money through stock sales and borrowings.

The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize the Company’s generics business and proprietary drug development program.

Basis of Presentation of Unaudited Condensed Financial Information

The unaudited condensed financial statements of the Company for the three and six month periods ended June 30, 2018 and 2017 have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and pursuant to the requirements for reporting on Form 10-Q and Regulation S-K. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. However, such information reflects all adjustments (consisting solely of normal recurring adjustments), which are, in the opinion of management, necessary for the fair presentation of the financial position and the results of operations. Results shown for interim periods are not necessarily indicative of the results to be obtained for a full fiscal year. The balance sheet information as of June 30, 2018 was derived from the audited financial statements included in the Company's financial statements as of and for the year ended December 31, 2017 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) on April 2, 2018. These financial statements should be read in conjunction with that report.

Recently Issued Accounting Pronouncements

Recently issued amendments by the FASB are effective for fiscal years beginning after December 15, 2017, and should be applied prospectively on or after the adoption date. Early adoption is permitted, including adoption in an interim period. The Company does not expect these amendments to have a material impact on its financial statements.

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, to amend the amortization period for certain purchased callable debt securities held at a premium. The ASU shortens the amortization period for the premium to the earliest call date. Under current Generally Accepted Accounting Principles (“GAAP”), entities generally amortize the premium as an adjustment of yield over the contractual life of the instrument. The amendments should be applied on a modified retrospective basis, and are effective for fiscal years beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. The Company is currently evaluating the impact of this amendment on its financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, effective for annual reporting periods beginning on or after December 15, 2018, and interim periods within those annual periods. Earlier application is permitted as of the beginning of an interim or annual period. This update requires organizations to recognize lease assets and lease liabilities on the balance sheet with lease terms of more than 12 months and also disclose certain qualitative and quantitative information about leasing arrangements. The Company does not expect adoption of this amendment to have a material impact on the financial statements.